INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories at March 31, 2017 and 2018 are as follows:

	March 31,
	2017	2018

	(Yen in millions)
Finished goods	¥142,615	¥155,020
Work in process	66,956	79,300
Raw materials and supplies	121,584	130,555

Total	¥331,155	¥364,875

Summary of Remaining Balance of Future Commitments, Amount of Write-down and Its Location in Consolidated Balance Sheet

The following table shows the remaining balance of future commitments, the amount of the write-down and its location in the consolidated balance sheet at March 31, 2018.

	Presentation on consolidated Balance Sheet	Remaining balance	Amount of write-down
	(Yen in millions)
The remaining balance of future commitments to be purchased in the year ending March 31, 2019	Other current liabilities	¥60,100	¥18,340
The remaining balance of future commitments to be purchased in the year ending March 31, 2020 and 2021	Other non-current liabilities	54,305	12,545

Total		¥114,405	¥30,885